Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2021
Intangible Assets [Abstract]
Goodwill and Intangible Assets	GOODWILL AND INTANGIBLE ASSETS:
Goodwill and intangible assets are comprised of the following:

	2020
	Cost	Accumulated Amortization and Impairment	Net Book Value
Goodwill	$254.0	$55.4	$198.6

Intellectual property	$111.3	$111.3	$—
Other intangible assets	503.2	282.6	220.6
Computer software assets	294.4	285.6	8.8
	$908.9	$679.5	$229.4

	2021
	Cost	Accumulated Amortization and Impairment	Net Book Value
Goodwill	$379.6	$55.4	$324.2

Intellectual property	$111.3	$111.3	$—
Other intangible assets	676.6	305.1	371.5
Computer software assets	298.8	288.3	10.5
	$1,086.7	$704.7	$382.0
The following table details the changes to the net book value of goodwill and intangible assets for the years indicated:

	Note	Goodwill	Other Intangible Assets	Computer Software Assets	Total
Balance — January 1, 2020		$198.3	$242.3	$9.0	$449.6
Additions		—	—	3.5	3.5
Amortization		—	(21.8)	(3.8)	(25.6)
Foreign exchange and other		0.3	0.1	0.1	0.5
Balance — December 31, 2020		198.6	220.6	8.8	428.0
Additions		—	—	5.0	5.0
Acquisitions through business combination	3	126.0	173.4	—	299.4
Amortization		—	(22.5)	(3.0)	(25.5)
Foreign exchange and other		(0.4)	—	(0.3)	(0.7)
Balance — December 31, 2021		$324.2	$371.5	$10.5	$706.2
We review the carrying amounts of goodwill and intangible assets for impairment whenever events or changes in circumstances (triggering events) indicate that the carrying amount of such assets (or the related CGU or CGUs) may not be recoverable. If any such indication exists, we test the carrying amount of such assets or CGUs for impairment. No triggering events occurred during 2019 to 2021. However, see note 15(a) below for a description of write-downs of specified equipment and ROU assets during such period in connection with our restructuring activities. In addition to an assessment of triggering events during the year, we conduct an Annual Impairment Assessment of CGUs with goodwill in the fourth quarter of each year. We recorded no impairment charges against goodwill or intangible assets during 2019 to 2021 as a result of our 2019, 2020 or 2021 Annual Impairment Assessments.
For our Annual Impairment Assessments, we use cash flow projections based primarily on our plan for the following year, our three-year strategic plan, and other financial projections. Our plans, which are primarily based on financial projections submitted by our subsidiaries along with input from our customer teams, are reviewed by various levels of management as part of our annual planning cycle. Our three-year strategic plan and other financial projections were presented to our Board of Directors in July 2021. Our plan for 2022 was approved by management and presented to our Board of Directors in December 2021.

    Determining the recoverable amount of a CGU is subjective and requires management to exercise significant judgment in estimating, among other things, future growth, profitability, and discount and terminal growth rates. The assumptions used in our 2021 Annual Impairment Assessment were determined based on past experiences adjusted for expected changes in future conditions. Where applicable, we also engaged independent brokers to obtain market prices to estimate our real property and other asset values. For our 2021 Annual Impairment Assessment, we used cash flow projections over a 5-year period, and applied a perpetuity growth rate of 2% thereafter (consistent with long-term inflation guidance).
    Our goodwill balance at December 31, 2021 was $324.2 (December 31, 2020 — $198.6; December 31, 2019 — $198.3). At December 31, 2021, our Capital Equipment CGU consisted of $112.4 of goodwill attributable to our November 2018 acquisition of Impakt and $19.5 attributable to prior acquisitions; our A&D CGU consisted of goodwill of $3.7 attributable to our November 2016 acquisition of Lorenz, Inc. and Suntek Manufacturing Technologies, SA de CV (Karel Manufacturing); our Atrenne CGU consisted of goodwill of $62.6 attributable to our April 2018 acquisition of Atrenne; and our PCI CGU consisted of goodwill of $126.0 attributable to our November 2021 acquisition of PCI (based on our preliminary assessment, described in note 3).
    We used the following assumptions for purposes of our Annual Impairment Assessments of goodwill for the periods shown:

Assumption	Capital Equipment CGU	A&D CGU	Atrenne CGU	PCI CGU
Annual revenue growth rate	2021 — 10% over 5 year period; 2020 — 13% over 5 year period; 2019 — 13% over 5 year period	2021 — 11% over 5 year period; 2020 — 8% over 5 year period; 2019 — modest growth over 5 year period	2021 — 19% over 5 year period; 2020 — 9% over 5 year period; 2019 — 4% over 5 year period	2021 — 9% over 5 year period; 2020 — N/A; 2019 — N/A
Average annual CGU margins over the 5-year period	2021 — above total company margin(i); 2020 — above total company margin(i); 2019 — above total company margin(i)	2021 — slightly above total company margin(i); 2020 — slightly above total company margin(i); 2019 — slightly above total company margin(i)	2021 — above total company margin(i); 2020 — above total company margin(i); 2019 — above total company margin(i)	2021 — above total company margin(i); 2020 — N/A; 2019 — N/A
Discount rate (ii)	2021 — 11%; 2020 — 12%; 2019 — 13%	2021 — 11%; 2020 — 11%; 2019 — 10%	2021 — 10%; 2020 — 10%; 2019 — 10%	2021 — 15%; 2020 — N/A; 2019 — N/A
(i) Total company margin is defined as total segment income as a percentage of total revenue. See note 25.
(ii) For 2021, the pre-tax discount rate by CGU is as follows: Capital Equipment CGU — 14%; A&D CGU — 13%; Atrenne CGU — 13%; and PCI CGU — 18%.

Future growth in revenue and margins for these CGUs is supported by new business awarded recently, customer forecasts, assumptions for additional future program wins based on our current revenue pipeline, margin improvements based on restructuring actions implemented, growth due to acquisitions (if included in a CGU), and external industry outlooks. Assumptions for our Capital Equipment CGU for our 2021 Annual Impairment Assessment reflect the continued recovery of, and demand strength (including from new programs and market share gains) in our semiconductor business in 2021 (which is expected to continue). We have also assumed margin expansion for this CGU during the forecast period based on anticipated increased productivity driven by expected additional volumes. Assumptions for our Atrenne CGU for our 2021 Annual Impairment Assessment reflect an expected broad-based market recovery from the impact of COVID-19, as well as anticipated accelerated growth over the 5-year forecast period primarily in our defense business, resulting from expected new program wins following the investment in, and expansion of, a facility (opened in 2021) to accommodate additional capacity for our defense customers and our licensing business. Although our A&D CGU was adversely affected by COVID-19 in 2021, particularly our commercial aerospace business, our assumptions for this CGU for our 2021 Annual Impairment Assessment reflect industry expectations for a recovery of demand within the 5-year forecast period. The discount rate for our PCI CGU reflects the risks inherent in the PCI business.

    Future events and changing market conditions may impact our assumptions as to prices, costs or other factors that may result in changes to our estimates of future cash flows. Failure to realize the assumed revenues at an appropriate profit margin of a CGU could result in impairment losses in such CGU in future periods.